Notes to the Cash Flow Statement - Reconciliation of Liabilities from Financing Activities (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Convertible Bond 2016/2021 [Member]
Statement Line Items [Line Items]
Beginning balance	€ 79
Cash flow	(50)
Addition/retirement	(29)
Fair value change
Ending balance
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Beginning balance	2,530
Cash flow
Addition/retirement	(35)
Fair value change
Ending balance	2,495
EIB Loan [Member]
Statement Line Items [Line Items]
Beginning balance	9,746
Cash flow
Addition/retirement	693
Fair value change	528
Ending balance	10,967
Non Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	12,355
Cash flow	(50)
Addition/retirement	629
Fair value change	528
Ending balance	13,462
Interest: Convertible Bond 2016/2021, Warrant Bond 2009/17, Convertible Bond 2016/21 [Member]
Statement Line Items [Line Items]
Beginning balance	5
Cash flow	(6)
Addition/retirement	1
Fair value change
Ending balance
Interest: Convertible Bond 2017/2022, Convertible Bond 2017/22 [Member]
Statement Line Items [Line Items]
Beginning balance	80
Cash flow	(158)
Addition/retirement	156
Fair value change
Ending balance	78
Interest on EIB loan [Member]
Statement Line Items [Line Items]
Beginning balance	86
Cash flow	(371)
Addition/retirement	373
Fair value change
Ending balance	87
Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	170
Cash flow	(535)
Addition/retirement	530
Fair value change
Ending balance	165
Total Financial Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	12,525
Cash flow	(585)
Addition/retirement	1,159
Fair value change	528
Ending balance	€ 13,627